Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date of issuance of the condensed consolidated financial statements, and the management determined that other than those that have been disclosed in the condensed consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the condensed consolidated financial statements.